Income Taxes - Reconciliation of Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended
	Jun. 29, 2014	Jun. 29, 2014	Dec. 29, 2013 Successor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]
Income Taxes [Line Items]
Computed "expected" tax expense (benefit)		$ 3,067	$ 2,617	$ 267,934	$ (9,303)	$ (8,171)
Increase (decrease) in income tax benefit resulting from:
State and local income taxes, net of federal benefit		(403)	491	(39)	20	(367)
Net nondeductible meals, entertainment, and other expenses		(319)	54	(173)	393	358
Return to provision adjustment			0	(489)	288	6
Impairment of non-deductible goodwill			0	0	0	51
Change in valuation allowance		2,184	(1,704)	(53,913)	8,462	6,183
(Decrease) increase to provision for unrecognized tax benefits		100	0	0	(356)	120
Cancellation of indebtedness and original issue discount			(967)	(213,517)	0	0
Other			0	0	289	17
Total income tax expense (benefit)	$ (2,481)	$ (3,067)	$ 491	$ (197)	$ (207)	$ (1,803)